Label	Element	Value
Integrity High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTEGRITY HIGH INCOME FUND—FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Integrity High Income Fund (the “Fund”) seeks to provide a high level of current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Reduce Your Sales Charge” on page 43 and 46, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Purchase and Redemption of Shares” on page B-51 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 29, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover—
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 25.60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example—
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a group of low-quality, high-risk, high yield corporate debt obligations. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody’s Investors Service (“Moody’s”) or BBB by S&P Global Ratings (“S&P”) or lower. As a result, this includes high yield/lower-rated debt securities (also known as “junk” bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lower by S&P or Ba or lower by Moody’s). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund may also invest in corporate issues that have defaulted. In addition, the Fund may invest in Rule 144A securities, which are generally privately placed securities purchased by qualified institutional buyers. While there are no restrictions on maturity, the Fund’s portfolio generally has an average maturity of less than ten years. The Fund seeks capital appreciation from selling bonds above the purchase price.

To select the securities in which to invest, the Fund’s sub-adviser conducts fundamental credit research on each issuer. The Fund will buy securities that the sub-adviser believes are attractively priced relative to current and expected fundamentals. The Fund may consider selling a security if, among other considerations, the issuer’s business fundamentals have deteriorated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in a group of low-quality, high-risk, high yield corporate debt obligations. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody’s Investors Service (“Moody’s”) or BBB by S&P Global Ratings (“S&P”) or lower. As a result, this includes high yield/lower-rated debt securities (also known as “junk” bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lower by S&P or Ba or lower by Moody’s). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund may also invest in corporate issues that have defaulted. In addition, the Fund may invest in Rule 144A securities, which are generally privately placed securities purchased by qualified institutional buyers. While there are no restrictions on maturity, the Fund’s portfolio generally has an average maturity of less than ten years. The Fund seeks capital appreciation from selling bonds above the purchase price.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Prior to August 1, 2009, the Fund was managed by Integrity Money Management, Inc. Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. In addition, effective May 5, 2008, the Fund replaced its sub-adviser. Accordingly, the results prior to May 5, 2008 were achieved while the Fund was sub-advised by its previous sub-advisor, and its investment strategies and techniques differed from those of, and may have produced different investment results than those achieved by, J.P. Morgan Investment Management Inc., which became the Fund’s sub-adviser effective May 5, 2008.

The bar chart below shows the variability of the Fund’s performance for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 8.47% (quarter ended June 30, 2020) and the lowest return for a quarter was -11.48% (quarter ended March 31, 2020). The Fund’s calendar year-to-date total return as of September 30, 2024 was 7.60%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A and Class C shares, and for 1 year, 5 years, and since inception for Class I shares, and how they compare with those of a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Integrity High Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Integrity High Income Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Integrity High Income Fund | Lower-Quality Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-Quality Debt Risk: Lower-quality debt securities (also known as “junk bonds”) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.
Integrity High Income Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: Credit risk is the risk that the credit strength of an issuer will weaken and/or an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.
Integrity High Income Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain debt securities held by the Fund is likely to decrease. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.
Integrity High Income Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Income Risk: Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.
Integrity High Income Fund | General Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate as a result of market factors such as interest rates, credit spreads, or commodity prices, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.
Integrity High Income Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.
Integrity High Income Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The Fund’s overall success depends on the sub-adviser’s ability to choose productive securities for the Fund. If the sub-adviser is unable to successfully choose productive securities, the Fund may underperform other funds with similar investment objectives.
Integrity High Income Fund | Market Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Volatility Risk: Market volatility risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Volatile financial markets may expose the Fund to greater market and liquidity risk.
Integrity High Income Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Integrity High Income Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The Fund’s share price may decline as a result of unauthorized actions taken during a security breach or subsequent market activity in response to the security breach.
Integrity High Income Fund | Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%	[1]
Integrity High Income Fund | Bloomberg U.S. Corporate High Yield Bond Index(2) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Corporate High Yield Bond Index(2) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.45%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.37%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.60%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%	[2]
Integrity High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 522
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	861
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,243
Annual Return 2014	rr_AnnualReturn2014	1.84%
Annual Return 2015	rr_AnnualReturn2015	(4.43%)
Annual Return 2016	rr_AnnualReturn2016	14.90%
Annual Return 2017	rr_AnnualReturn2017	6.78%
Annual Return 2018	rr_AnnualReturn2018	(2.09%)
Annual Return 2019	rr_AnnualReturn2019	13.86%
Annual Return 2020	rr_AnnualReturn2020	6.12%
Annual Return 2021	rr_AnnualReturn2021	5.23%
Annual Return 2022	rr_AnnualReturn2022	(9.29%)
Annual Return 2023	rr_AnnualReturn2023	10.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.48%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity High Income Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.93%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity High Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.60%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.84%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,686
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,623
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Integrity High Income Fund | Class I | Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Integrity High Income Fund | Class I | Bloomberg U.S. Corporate High Yield Bond Index(2) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Integrity High Income Fund | Class C / No Redemption
Risk/Return:	rr_RiskReturnAbstract
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,221
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,686

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the US bond market.
[2]	The Bloomberg U.S. Corporate High Yield Bond Index is an unmanaged index measures the USD-denominated, high yield, fixed-rate corporate bond market.
[3]	The Fund’s investment adviser, Viking Fund Management, LLC (“Viking Management,” “investment manager,” or the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2025 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.09% of average daily net assets for Class A shares, 1.84% of average daily net assets for Class C shares, and 0.84% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2025 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.